Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended																																			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Retirement Plans [Member]	Dec. 31, 2010 Retirement Plans [Member]	Dec. 31, 2009 Retirement Plans [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Cash [Member]	Dec. 31, 2010 Cash [Member]	Dec. 31, 2011 Cash [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Cash [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Cash [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Cash [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Cash [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Cash [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2011 Equity Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Equity Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Equity Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Equity Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member] Significant Unobservable Inputs (Level 3) [Member] Retirement Plans [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member] Significant Unobservable Inputs (Level 3) [Member] Retirement Plans [Member]	Dec. 31, 2011 Fixed Income Securities [Member]	Dec. 31, 2010 Fixed Income Securities [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Significant Unobservable Inputs (Level 3) [Member]
Fair value of the retirement plan's assets
Carrying value of retirement benefit plans assets	$ 148,397	$ 151,876										$ 4,316	$ 13,599							$ 76,298	$ 81,017							$ 11,912	$ 11,977									$ 55,871	$ 45,283
Fair value of retirement benefit plan's assets			148,397	151,876	143,768	80,614	94,616	55,871	45,283	11,912	11,977			4,316	13,599	0	0	0	0			76,298	81,017	0	0	0	0			0	0	0	0	11,912	11,977					0	0	55,871	45,283	0	0
Reconciliation of Level 3 assets measured at fair value
Beginning balance																																				11,977	12,059
Purchases, sales, issuances and settlements (net)																																				(65)	(82)
Ending balance																																				11,912	11,977
Effects on other benefits due to 1% change health care cost trend rate
Effect on total service cost and interest cost, increase	(19)
Effect on total service cost and interest cost, decrease	50
Effect on other benefit obligations, increase	451
Effect on other benefit obligations, decrease	$ (18)